Future Scheduled Repayments (Detail) - USD ($)		Mar. 31, 2020	Feb. 29, 2020	Jan. 31, 2020
Debt Instrument [Line Items]
2021	[1]	$ 245,359,000
2022	[1]	396,473,000
2023	[1]	274,666,000
2024	[1]	1,496,237,000
2025 and thereafter	[1]	1,279,863,000
Long Term Debt, Carrying Amount, Total	[1]	3,692,598,000
Available Borrowing, as Limited by the Borrowing Base	[1]	184,491,000
Current and Available Borrowing, as limited by the Borrowing Base	[1]	3,877,089,000
Total Commitment	[1]	4,508,142,000
TL Revolving Credit Facility
Debt Instrument [Line Items]
2024		1,217,000,000
Long Term Debt, Carrying Amount, Total		1,217,000,000
Available Borrowing, as Limited by the Borrowing Base		183,924,000
Current and Available Borrowing, as limited by the Borrowing Base		1,400,924,000
Total Commitment		1,500,000,000
TL 2019 Term Loan
Debt Instrument [Line Items]
2021		10,616,000
2022		10,993,000
2023		11,384,000
2024		11,789,000
2025 and thereafter		112,622,000
Long Term Debt, Carrying Amount, Total		157,404,000
Current and Available Borrowing, as limited by the Borrowing Base		157,404,000
Total Commitment		157,404,000
TMCL II Secured Debt Facility
Debt Instrument [Line Items]
2021		61,739,000
2022		64,280,000
2023		56,575,000
2024		52,696,000
2025 and thereafter		439,116,000
Long Term Debt, Carrying Amount, Total		674,406,000
Current and Available Borrowing, as limited by the Borrowing Base		674,406,000
Total Commitment		1,200,000,000
TMCL V 2017-1 Bonds
Debt Instrument [Line Items]
2021		42,136,000
2022		55,352,000
2023		64,330,000
2024		61,453,000
2025 and thereafter		86,751,000
Long Term Debt, Carrying Amount, Total		310,022,000
Current and Available Borrowing, as limited by the Borrowing Base		310,022,000
Total Commitment		310,022,000
TMCL V 2017-2 Bonds
Debt Instrument [Line Items]
2021	[2]	45,734,000
2022	[2]	58,676,000
2023	[2]	70,222,000
2024	[2]	81,144,000
2025 and thereafter	[2]	132,615,000
Long Term Debt, Carrying Amount, Total	[2]	388,391,000
Current and Available Borrowing, as limited by the Borrowing Base	[2]	388,391,000
Total Commitment	[2]	388,391,000
TMCL VI Term Loan
Debt Instrument [Line Items]
2021		25,500,000
2022		25,500,000
2023		25,500,000
2024		25,500,000
2025 and thereafter		144,236,000
Long Term Debt, Carrying Amount, Total		246,236,000
Current and Available Borrowing, as limited by the Borrowing Base		246,236,000
Total Commitment		246,236,000
TMCL VII 2018-1 Bonds
Debt Instrument [Line Items]
2021	[2]	18,601,000
2022	[2]	18,655,000
2023	[2]	18,655,000
2024	[2]	18,655,000
2025 and thereafter	[2]	152,190,000
Long Term Debt, Carrying Amount, Total	[2]	226,756,000
Current and Available Borrowing, as limited by the Borrowing Base	[2]	226,756,000
Total Commitment	[2]	226,756,000
TMCL VII 2019-1 Bonds
Debt Instrument [Line Items]
2021	[2]	28,000,000
2022	[2]	28,000,000
2023	[2]	28,000,000
2024	[2]	28,000,000
2025 and thereafter	[2]	212,333,000
Long Term Debt, Carrying Amount, Total	[2]	324,333,000
Current and Available Borrowing, as limited by the Borrowing Base	[2]	324,333,000
Total Commitment	[2]	324,333,000
TAP Funding Revolving Credit Facility
Debt Instrument [Line Items]
2021		13,033,000
2022		135,017,000
Long Term Debt, Carrying Amount, Total		148,050,000
Available Borrowing, as Limited by the Borrowing Base		567,000
Current and Available Borrowing, as limited by the Borrowing Base		148,617,000
Total Commitment		$ 155,000,000	$ 155,000,000	$ 190,000,000

[1]	Future scheduled payments for all debts exclude unamortized prepaid debt issuance costs in an aggregate amount of $25,115.
[2]	Future scheduled payments for TMCL V 2017-2 Bonds, TMCL VII 2018-1 and TMCL VII 2019-1 Bonds exclude an unamortized discount of $42, $2,200 and $96, respectively.